                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-21133

                            Clarion Investment Trust
               (Exact name of registrant as specified in charter)

                           230 Park Ave. NY, NY 10169
               (Address of principal executive offices) (Zip code)

                                   Daniel Heflin
                            Clarion Investment Trust
                           230 Park Ave. NY, NY 10169
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 883-2500

                        Date of fiscal year end: 10/31/03

                       Date of reporting period: 10/31/03

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Shareholders.

Attached hereto.

--------------------------------------------------------------------------------
CLARION TOTAL RETURN FUND
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Officers and Directors

Daniel Heflin
President, Chief Executive Officer and Trustee

Fredrick D. Arenstein
Treasurer and Compliance Officer

Stephen Baines
Vice President

David N. Drinkwater
Vice President and Secretary

Joanne M. Vitale
Vice President

Steven N. Fayne
Trustee

I. Trevor Rozowsky
Trustee

--------------------------------------------------------------------------------

Investment Adviser
     ING Clarion Capital, LLC
     230 Park Avenue
     New York, NY  10169

--------------------------------------------------------------------------------

Administrator
     The Bank of New York
     101 Barclay Street
     New York, NY  10286

--------------------------------------------------------------------------------

Custodian
     The Bank of New York
     100 Church Street
     New York, NY  10286

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  CLARION TOTAL
                                   RETURN FUND

--------------------------------------------------------------------------------

                                  Annual Report
                                October 31, 2003

                            CLARION TOTAL RETURN FUND
         c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                                Tel 212-883-2500

December 2003

CLARION TOTAL RETURN FUND

Dear Shareholder,

Enclosed is the Annual Report for the Clarion Total Return Fund (the "Fund"). This report covers the period from November 1, 2002 through October 31, 2003. As of October 31, 2003, the net asset value of the Fund was $125,913,121, which included investments in 66 fixed income securities, with a net investment value of $123,949,188 and investments in cash equivalents and other assets with a net investment value of $1,963,933.

For the period from November 1, 2002 through October 31, 2003, the Fund made monthly distributions of income to shareholders at an annual rate of 5.96% and generated a net total return of 4.94% compared to a return of 4.91% for the Lehman Brothers Aggregate Bond Index. Since inception the Fund has generated a net annual total return of 6.83% compared to 5.98% for the Lehman Brothers Aggregate Bond Index.

A.   Market Summary

During 2003, new issue supply of approximately $75 billion brought the CMBS market cap to approximately $500 billion. During this period, delinquencies of loans underlying CMBS transactions increased slightly, ending the year at 2.55%. However, there was a clear demarcation between the best deals and the worst deals. The best performing quartile had delinquencies of 0.16% and the worst performing quartile had delinquencies of 6.12%.

During 2004, ING Clarion believes that new issue supply will remain strong, bringing the market to more than $550 billion in outstanding issues. ING Clarion also believes that there will be further differentiation made between weak and strong deals. That is, those deals with collateral originated under unsustainable assumptions (e.g., San Francisco office rents at $75/sf) will begin to experience credit deterioration and, therefore, trade weakly.

B.   Portfolio Summary

From a credit perspective, the average credit rating of the Fund is AA. Since the inception of the Fund (July 15, 2002), through October 31, 2003, eleven securities have been upgraded and there have been no downgrades.

With regard to term structure exposure versus the benchmark, at October 31, 2003, the portfolio had a weighted average life of 6.88 years, while the Lehman Brothers Aggregate Index had a weighted average life of 7.61 years. However, the modified duration of the Fund was 5.21 years, while the benchmark had a modified duration of 4.56 years.

As of October 31, 2003, the portfolio was constructed of 84.4% investment grade securities and 15.6% below-investment grade securities. The Fund's spread to Treasuries was 243 basis points, while the Lehman Brothers Aggregate Index spread to Treasuries was 98 basis points.

If you have any questions regarding the Fund, please call me or David Drinkwater at 212-883-2568.


Daniel Heflin
President

                            CLARION TOTAL RETURN FUND
                             PERFORMANCE INFORMATION

                                    [CHART]

                                   Line chart

The Lehman Brothers Aggregate Bond Index (the "Index") covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities. All securities must be dollar-denominated and non-convertible.

Unlike the returns of the Fund, the total returns of the Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                                              Inception to
                                               One Year   October 31, 2003 (a)
                                               --------   --------------------
Clarion Total Return Fund                        4.94%            6.83%
Lehman Brothers Aggregate Bond Index             4.91%            5.98%

(a)  Average annual total return from commencement of Fund operations (July 15,
     2002)

"Total Return" is calculated assuming reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of Clarion Total Return Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Clarion Total Return Fund (the "Fund") as of October 31, 2003, and the related statements of operations, changes in net assets and cash flows, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights of the Fund for the period ended October 31, 2002 were audited by other auditors whose report expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion Total Return Fund at October 31, 2003, and the results of its operations, the changes in its net assets and cash flows and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                                 /s/ Ernst & Young LLP
                                                 -------------------------------
                                                 Ernst & Young LLP

New York, New York
December 23, 2003

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                              Face
                                                             Amount        Value (a)
------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (82.66%)
------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
   2000-WF1 Class A2 7.780%, 2/15/10                       $ 3,000,000    $3,529,686
Bear Stearns Commercial Mortgage Securities, Inc.,
   2001-EPR Class A 6.502%, 2/12/06 (b)                      1,500,000     1,607,813
CDC Commercial Mortgage Trust,
   2002-FX1 Class XCL 0.652%, 3/15/15 (b)                   37,960,279(c)  1,995,876
Chase Commercial Mortgage Securities Corp.,
   1996-1 Class D 7.600%, 5/18/06                            2,500,000     2,741,308
Chase Commercial Mortgage Securities Corp.,
   1996-2 Class A2 6.900%, 9/19/06                           1,598,997     1,724,793
Chase Commercial Mortgage Securities Corp.,
   1997-1 Class A2 7.370%, 2/19/07                           1,676,597     1,847,204
Chase Commercial Mortgage Securities Corp.,
   1997-1 Class D 7.370%, 5/19/07                              750,000       833,525
Chase Commercial Mortgage Securities Corp.,
   1997-2 Class C 6.600%, 12/19/07                             120,000       132,136
Chase Commercial Mortgage Securities Corp.,
   1998-1 Class C 6.560%, 5/18/08                            1,000,000     1,101,250
Chase Commercial Mortgage Securities Corp.,
   1998-2 Class E 6.390%, 11/18/08                           3,000,000     3,137,577
Commercial Mortgage Acceptance Corp.,
   1998-C2 Class B 6.291%, 8/15/08                           1,000,000     1,097,187
Commercial Mortgage Acceptance Corp.,
   1999-C1 Class A1 6.790%, 8/15/08                          1,493,873     1,624,470
CS First Boston Mortgage Securities Corp.,
   2001-CK6 Class A3 6.387%, 10/15/11                        3,000,000     3,320,274
CS First Boston Mortgage Securities Corp.,
   2002-CP3 Class L 6.000%, 7/15/12 (b)                      4,479,000     2,893,837
CS First Boston Mortgage Securities Corp.,
   2003-CK2 Class H 6.067%, 3/15/36                          1,750,000     1,728,125
DLJ Commercial Mortgage Corp.,
   1999-CG1 Class A1A 6.080%, 7/10/08                        2,016,451     2,144,054
DLJ Commercial Mortgage Corp.,
   1999-CG2 Class B2 7.852%, 6/10/09                         2,000,000     2,231,172
DLJ Commercial Mortgage Corp.,
   1999-CG3 Class B2 8.240%, 9/10/24                         2,000,000     2,259,610
DLJ Mortgage Acceptance Corp.,
   1996-CF2 Class B2 7.830%, 10/12/06 (b)                    2,500,000     2,754,298
DLJ Mortgage Acceptance Corp.,
   1997-CF1 Class A2 7.660%, 4/15/07 (b)                       500,000       548,614
DLJ Mortgage Acceptance Corp.,
   1997-CF1 Class A3 7.760%, 5/15/07 (b)                     2,600,000     2,857,358
First Union - Lehman Brothers Commercial Mortgage Corp.,
   1997-C2 Class B 6.790%, 10/18/11                          3,300,000     3,706,956
First Union National Bank Commercial Mortgage Corp.,
   2002-C1 Class C 6.509%, 2/12/12                           1,000,000     1,103,984

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
October 31, 2003

                                                              Face
                                                             Amount        Value (a)
------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
   2001-CIB3 Class D 6.942%, 12/15/11 (b)                  $ 1,000,000    $1,127,812
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
   2002-C2 Class X1 0.102%, 11/12/22 (b)                    73,789,134(c)  2,602,764
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
   2002-C3 Class L 5.056%, 1/12/13 (b)                       3,727,000     2,108,375
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
   2003-CB6 Class G 5.723%, 7/12/17 (b)                      1,300,000     1,182,492
LB UBS Commercial Mortgage Trust,
   2000-C3 Class A2 7.95%, 1/15/10                           3,000,000     3,566,601
LB UBS Commercial Mortgage Trust,
   2002-C2 Class XCL 0.433%, 5/15/17 (b)                    54,625,770(c)  1,941,782
LB UBS Commercial Mortgage Trust,
   2003-C1 Class XCL 0.222%, 8/15/21 (b)                    29,842,325(c)    912,757
LB UBS Commercial Mortgage Trust,
   2003-C5 Class K 5.250%, 7/15/13 (b)                       1,120,000     1,026,682
LB UBS Commercial Mortgage Trust,
   2003-C7 Class N 5.073%, 8/15/13 (b)                       3,618,000     2,498,399
Merrill Lynch Mortgage Investors, Inc.,
   1996-C1 Class D 7.420%, 3/25/06                           1,750,000     1,876,397
Merrill Lynch Mortgage Investors, Inc.,
   1997-C1 Class A3 7.120%, 4/18/07                            562,808       614,143
Merrill Lynch Mortgage Trust,
   2002-MW1 Class XC 0.331%, 7/12/19 (b)                    42,383,543(c)  1,518,179
Morgan Stanley Capital I,
   1996-WF1 Class C 6.833%, 10/15/06 (b)                     2,300,000     2,511,671
Morgan Stanley Dean Witter Capital I,
   2000-LIFE Class A2 7.570%, 12/15/09                       3,100,000     3,619,975
Morgan Stanley Dean Witter Capital I,
   2001-IQA Class A1 4.570%, 7/18/06                         2,067,649     2,133,152
Morgan Stanley Dean Witter Capital I,
   2001-PPM Class A1 5.980%, 9/15/06                         1,170,255     1,233,110
Morgan Stanley Dean Witter Capital I,
   2001-TOP3 Class A1 5.310%, 6/15/06                        1,201,853     1,253,260
Morgan Stanley Dean Witter Capital I,
   2002-HQ Class A3 6.510%, 2/15/12                          1,000,000     1,110,586
Mortgage Capital Funding, Inc.,
   1996-MC2 Class D 7.257%, 10/20/06                         1,400,000     1,524,195
Mortgage Capital Funding, Inc.,
   1996-MC2 Class F 5.750%, 12/21/26                         1,500,000     1,387,559
Mortgage Capital Funding, Inc.,
   1997-MC1 Class C 7.413%, 4/20/07                          2,500,000     2,758,495
Mortgage Capital Funding, Inc.,
   1997-MC2 Class F 7.214%, 11/20/07 (b)                     2,500,000     2,481,250
Mortgage Capital Funding, Inc.,
   1998-MC1 Class K 6.000%, 2/18/08 (b)                      3,600,000     3,208,219

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
October 31, 2003

                                                              Face
                                                              Amount         Value (a)
---------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
---------------------------------------------------------------------------------------
Nationslink Funding Corp.,
   1998-2 Class A1 6.001%, 9/20/07                         $  2,010,473    $  2,122,384
Salomon Brothers Mortgage Securities VII,
   2002-KEY2 Class C 5.045%, 7/18/12                          2,827,000       2,812,093
TIAA Commercial Real Estate Securitization,
   2001-C1A Class A1 5.770%, 12/19/06 (b)                       270,117         284,583
Wachovia Bank Commercial Mortgage Trust,
   2003-C4 Class L 4.932% 4/15/13 (b)                         3,020,000       2,001,221
Wachovia Bank Commercial Mortgage Trust,
   2003-C6 Class IO 0.350% 6/15/23 (b)                      119,723,599(c)    2,469,299
Wachovia Bank Commercial Mortgage Trust,
   2003-C7 Class K 5.382% 6/15/13 (b)                         3,500,000       2,701,017
Wachovia Bank Commercial Mortgage Trust,
   2003-WHL2 Class L 5.620% 4/15/06 (b)                         600,000         568,805
---------------------------------------------------------------------------------------
   Total Commercial Mortgage Backed Securities
      (Cost $103,944,726)                                                   104,078,364
---------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (5.61)%
---------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
   Gold Pool #C01427
   6.00%, 11/01/32                                              666,657         684,053
Federal Home Loan Mortgage Corporation
   Gold Pool #D95897
   5.50%, 3/01/23                                             1,306,219       1,326,628
Federal National Mortgage Association
   Pool #460667
   6.03%, 6/01/17                                             1,981,748       2,074,256
Federal National Mortgage Association
   Pool #662513
   5.50%, 10/01/32                                            1,631,805       1,645,063
Federal National Mortgage Association
   Pool #695947
   5.00%, 5/01/18                                             1,320,672       1,339,657
---------------------------------------------------------------------------------------
   Total Mortgage-Backed Securities
      (Cost $7,059,991)                                                       7,069,657
---------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (10.17)%
---------------------------------------------------------------------------------------
Government National Mortgage Association,
   2002-62 Class Z 5.888%, 8/16/42                            3,197,096       3,038,866
Government National Mortgage Association,
   2003-38 Class Z 5.392%, 2/16/42                            1,022,609         885,875
Government National Mortgage Association,
   2003-48 Class Z 5.490%, 5/16/43                            1,023,084         907,069
Government National Mortgage Association,
   2003-72 Class Z 5.125%, 11/16/42                             504,280         415,065
Government National Mortgage Association,
   2003-78 Class Z 5.517%, 3/16/43                            1,004,598         919,324

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
October 31, 2003

                                                                 Face
                                                                Amount       Value (a)
---------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES AND OBLIGATIONS
(Continued)
---------------------------------------------------------------------------------------
Government National Mortgage Association,
      2003-88 Class Z 5.487%, 2/16/43                         $  500,000   $    437,910
United States Treasury Bond
      7.500%, 11/15/16                                         1,516,000      1,919,160
United States Treasury Bond
      8.000%, 11/15/21                                         3,188,000      4,277,898
---------------------------------------------------------------------------------------
      Total United States Government Agencies & Obligations
   (Cost $13,138,850)                                                        12,801,167
---------------------------------------------------------------------------------------
TOTAL SECURITIES (98.44%)
   (Cost $124,143,567)                                                      123,949,188
---------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (1.56%)                                      1,963,933
---------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                       $125,913,121
=======================================================================================

(a)  See Note A to Financial Statements.
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2003 was $43,803,103 or 34.79% of net assets. See Note A5.
(c)  Represents notional amount of interest-only security.

CLARION TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

--------------------------------------------------------------------------------
Assets
      Investments, at Value  (Cost $124,143,567)                   $123,949,188
      Cash                                                            1,278,359
      Interest Receivable                                               825,182
      Other Assets                                                        2,729
--------------------------------------------------------------------------------
   Total Assets                                                     126,055,458
--------------------------------------------------------------------------------
Liabilities
      Accrued Advisory Fee - Note B                                      90,811
      Other Accrued Expenses                                             51,526
--------------------------------------------------------------------------------
   Total Liabilities                                                    142,337
--------------------------------------------------------------------------------
Net Assets                                                         $125,913,121
================================================================================
Net Assets Consist of:
      Paid in Capital                                               125,712,021
      Accumulated Net Realized Gain                                     395,479
      Unrealized Depreciation                                          (194,379)
--------------------------------------------------------------------------------
Net Assets                                                         $125,913,121
================================================================================

Net Assets                                                         $125,913,121
Shares of Beneficial Interest
      Shares Issued and Outstanding, (Unlimited
         Number Authorized)                                          12,488,620
      Net Asset Value Per Share                                    $      10.08
================================================================================

                        See Notes to Financial Statements

CLARION TOTAL RETURN FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2003

--------------------------------------------------------------------------------
Investment Income
   Interest                                                         $ 4,921,363
--------------------------------------------------------------------------------
Expenses
   Investment Advisory Fees - Note B                                    229,861
   Administrative Fees - Note C                                          70,004
   Legal Fees                                                            49,057
   Audit Fees                                                            19,963
   Excess Expenses Reimbursed to Adviser - Note B                        18,261
   Transfer Agent Fees - Note D                                          15,360
   Insurance                                                             12,329
   Custodian Fees - Note C                                                9,681
   Trustees' Fees                                                         7,523
   Other                                                                  7,620
--------------------------------------------------------------------------------
   Total Expenses                                                       439,659
--------------------------------------------------------------------------------

Net Investment Income                                                 4,481,704
--------------------------------------------------------------------------------

Net Realized Gain on Investments                                      1,264,436

Net Change in Unrealized Depreciation on Investments                 (1,142,943)
--------------------------------------------------------------------------------

Net Gain on Investments                                                 121,493
--------------------------------------------------------------------------------

Net Increase in Net Assets Resulting from Operations                $ 4,603,197
================================================================================

                        See Notes to Financial Statements

CLARION TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       For the Period
                                                                            Year       July 15, 2002*
                                                                            Ended          Through
                                                                         October 31,     October 31,
                                                                            2003            2002
-----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from
Operations:
   Net Investment Income                                                $  4,481,704     $   887,070
   Net Realized Gain                                                       1,264,436         461,435
   Net Change in Unrealized Appreciation (Depreciation)                   (1,142,943)        948,564
-----------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from Operations                 4,603,197       2,297,069
-----------------------------------------------------------------------------------------------------
Distributions:
   Net Investment Income                                                  (5,350,661)       (999,241)
   Capital Gains                                                            (349,264)             --
-----------------------------------------------------------------------------------------------------
      Total Distributions                                                 (5,699,925)       (999,241)
-----------------------------------------------------------------------------------------------------
Transactions in Shares of Beneficial Interest:
Issued - Regular                                                          49,000,410      70,012,440
       - In Lieu of Cash Distributions                                     5,699,930         999,241
Redeemed                                                                          --              --
-----------------------------------------------------------------------------------------------------
      Net Increase from Transactions in Shares of Beneficial Interest     54,700,340      71,011,681
-----------------------------------------------------------------------------------------------------
   Total Increase                                                         53,603,612      72,309,509
Net Assets:
   Beginning of Period                                                    72,309,509              --
-----------------------------------------------------------------------------------------------------
   End of Period                                                        $125,913,121     $72,309,509
=====================================================================================================
Shares Issued and Redeemed:
Shares Issued - Regular                                                    4,861,278       6,969,854
              - In Lieu of Cash Distributions                                559,833          97,655
Shares Redeemed                                                                   --              --
-----------------------------------------------------------------------------------------------------
   Net Increase in Shares of Beneficial Interest                           5,421,111       7,067,509
=====================================================================================================

*Commencement of investment operations.

                        See Notes to Financial Statements

CLARION TOTAL RETURN FUND
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2003

-----------------------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations                                 $   4,603,197
   Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to
   Net Cash Used in Operating Activities:
      Purchase of Securities                                                             (112,641,207)
      Proceeds from Sale of Securities                                                     58,579,347
      Adjustment to Cost of Interest Only Securities                                          333,052
      Increase in Interest Receivable                                                        (309,311)
      Increase in Accrued Expenses                                                             11,523
      Increase in Accrued Advisory Fee                                                         89,976
      Increase in Other Assets                                                                 (1,217)
      Net Paydown Loss on Securities                                                          205,325
      Net Amortization of Premium and Accretion of Discount                                   645,401
      Net Unrealized Depreciation on Investments                                            1,142,943
      Net Realized Gain on Investments                                                     (1,264,436)
-----------------------------------------------------------------------------------------------------
         Net Cash Used in Operating Activities                                            (48,605,407)
-----------------------------------------------------------------------------------------------------
Cash Flows From Financing Activities: *
   Cash Subscriptions Received                                                             49,000,410
-----------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                         49,000,410
-----------------------------------------------------------------------------------------------------
Net Increase in Cash                                                                          395,003

Cash at Beginning of Year                                                                     883,356
-----------------------------------------------------------------------------------------------------

Cash at End of Year                                                                     $   1,278,359
=====================================================================================================

* Non-cash financing activities not included herein consist of reinvestment of dividends of $5,142,506.

                        See Notes to Financial Statements

CLARION TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding Throughout the Period

                                                                   For the Year       For the Period
                                                                       Ended               Ended
                                                                 October 31, 2003   October 31, 2002 (1)
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $  10.23            $ 10.00
--------------------------------------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income                                                 0.52               0.16
   Net Realized and Unrealized Gain (Loss)                              (0.03)              0.25
--------------------------------------------------------------------------------------------------------
      Total from Investment Operations                                   0.49               0.41
--------------------------------------------------------------------------------------------------------
Distributions
   Net Investment Income                                                (0.59)             (0.18)
   Capital Gains                                                        (0.05)                --
--------------------------------------------------------------------------------------------------------
      Total Distributions                                               (0.64)             (0.18)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $  10.08            $ 10.23
--------------------------------------------------------------------------------------------------------
Total Investment Return
   Net Asset Value (2)                                                   4.94%              4.08% (3)(5)
--------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                                $125,913            $72,310
Ratio of Net Expenses to Average Net Assets, After Fee Waiver            0.47%              0.50% (4)
Ratio of Net Expenses to Average Net Assets, Before Fee Waiver           0.47%              0.55% (4)
Ratio of Net Investment Income to Average Net Assets                     4.82%              5.15% (4)
Portfolio Turnover Rate                                                    65%                30%
--------------------------------------------------------------------------------------------------------

(1)  Commencement of investment operations was July 15, 2002.
(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(3) Total investment return would have been lower had certain fees not been waived during period.
(4)  Annualized.
(5)  Not annualized.

                        See Notes to Financial Statements

                            CLARION TOTAL RETURN FUND
                          NOTES TO FINANCIAL STATEMENTS

Clarion Total Return Fund (the "Fund") was formed on June 27, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund is a series of Clarion Investment Trust, a business trust organized under the laws of Delaware. The investment objective of the Fund is to outperform the Lehman Brothers Aggregate Bond Index.

The Fund's shares of beneficial interest are not registered under the Securities Act of 1933.

A. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. Security Valuation: Fixed income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Trustees. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

     2. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     4. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Trustees elects to pay such distributions in shares of the Fund.

                            CLARION TOTAL RETURN FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)

Summary of Significant Accounting Policies (continued):

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

     5. Restricted Securities: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

     6. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for amortization of premium and accretion of discount.

B. Advisory Services: ING Clarion Capital, LLC (the "Adviser") is the investment adviser of the Fund. The Advisory agreement provides that the Fund shall pay a fee to the Adviser quarterly for its services at the annual rate of 0.25% of the Fund's average daily net assets. To limit the expenses of the Fund during its early years of operation, the Adviser has contractually agreed to a fee cap and expense reimbursement, which the Adviser may recover in later years. To the extent the Fund's operating expenses exceed 0.50% of its average net assets, calculated on an annualized basis, the Adviser has agreed to waive its advisory fees and, if necessary, reimburse the Fund for any such excess. Out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to, legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. The Adviser may recover any fees waived or expenses reimbursed in the three and one half years previous to such recovery, if such recovery does not cause the Fund to exceed such limitation. The Fund will pay no interest, carrying or finance charge with respect to any reimbursed expenses that are subsequently recovered by the Adviser. Such amount may be recovered by the Adviser no later than September 30, 2005. For the year ended October 31, 2003, the Adviser has recovered $8,261 of previously waived expenses, in addition to $10,000 of allowable reimbursable organization expenses. At October 31, 2003, the carryover of previously waived expenses and unreimbursed organizational expenses potentially reimbursable to the Adviser is $0 and $38,737, respectively. The waiver agreement will continue until September 30, 2005 unless extended by the Adviser.

C. Administration and Custodian Services: The Bank of New York serves as the Fund's Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

D. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

E. Purchases and Sales: For the year ended October 31, 2003 the Fund made purchases of $83,215,542 and sales of $38,490,077 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $29,425,665 and sales of $20,089,270 long-term U.S. Government securities during the period.

                            CLARION TOTAL RETURN FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)

F. Income Taxes: At October 31, 2003, the components of net assets on a tax basis were as follows:

Cost for income tax purposes           $124,143,567
                                       ============
Gross unrealized appreciation          $  1,111,883
Gross unrealized depreciation            (1,306,262)
                                       ------------
Net unrealized depreciation               ($194,379)
                                       ============
Undistributed ordinary income          $    301,742
                                       ============
Undistributed long term capital gain   $     93,737
                                       ============

Net investment income and net realized gain differ for financial statement and tax purposes primarily due to differing treatments of gains and losses on paydown securities.

The tax character of dividends paid during the year was ordinary income.

G. Other: At October 31, 2003, 99.99% of total shares outstanding were held by one record shareholder.

H. Change in Independent Auditors: The Board of Directors engaged Ernst & Young LLP as the Fund's independent auditors for the fiscal year ended October 31, 2003. PricewaterhouseCoopers LLP ceased being the Fund's independent auditor's effective September 8, 2003.

                            CLARION TOTAL RETURN FUND
                              TRUSTEES AND OFFICERS

The trustees and executive officers of Clarion Total Return Fund and their principal occupations during the past five years are:

                              Independent Trustees*

------------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                                                     Portfolios
                                                                                      in Fund          Other
                                           Term of Office         Principal           Complex      Directorships/
                            Position(s)     and Length of    Occupation(s) During   Overseen by     Trusteeships
  Name, Address and Age   Held with Fund    Time Served         Past 5 Years          Trustee     Held by Trustee
------------------------------------------------------------------------------------------------------------------
I. Trevor Rozowsky         Trustee         Until death,     CFO/CCO Lydian Trust         3         Clarion Value
                                           resignation or   Company; CEO, Lydian                   Fund Master,
(age 42)                                   removal; since   Mortgage company;                      LLC; Clarion
                                           formation June   Formerly, Senior Vice                  CMBS Value
                                           2002             President, Ocwen                       Fund, Inc.
                                                            Financial Corporation
------------------------------------------------------------------------------------------------------------------
Steven N. Fayne            Trustee         Until death,     Managing Director,           3         Clarion Value
                                           resignation or   GMAC Commercial                        Fund Master,
(age 52)                                   removal; since   Mortgage since Jan.                    LLC; Clarion
                                           July 2002        2002; Formerly,                        CMBS Value
                                                            Managing Director,                     Fund, Inc.;
                                                            ARCS Affordable                        Lydian Trust
                                                            Housing                                Company
------------------------------------------------------------------------------------------------------------------

*    Not "interested persons" within the meaning of Section 2(a)(19) of the 1940
     Act.

                              Interested Trustees*

------------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                                                     Portfolios
                                                                                      in Fund          Other
                                           Term of Office         Principal           Complex      Directorships/
                            Position(s)     and Length of    Occupation(s) During   Overseen by     Trusteeships
  Name, Address and Age   Held with Fund    Time Served         Past 5 Years          Trustee     Held by Trustee
------------------------------------------------------------------------------------------------------------------
Daniel Heflin              President and   Until death,     President, ING               3        Clarion Value
                           Trustee         resignation or   Clarion Capital                       Fund Master,
(age 40)                                   removal; since                                         LLC; Clarion
                                           formation June                                         CMBS Value Fund,
                                           2002                                                   Inc
------------------------------------------------------------------------------------------------------------------

*    "Interested persons" within the meaning of Section 2(a)(19) of the 1940
     Act.

                            CLARION TOTAL RETURN FUND
                        TRUSTEES AND OFFICERS (Continued)

                                    Officers

-------------------------------------------------------------------------------------------------------------------
                                                          Term of Office                     Principal
                               Position(s)                 and Length of                Occupation(s) During
  Name, Address and Age      Held with Fund                Time Served                     Past 5 Years
-------------------------------------------------------------------------------------------------------------------
Daniel Heflin             President, Trustee      Until death, resignation or    President, ING Clarion Capital
                                                  removal, since formation
(age 40)                                          June 2002
-------------------------------------------------------------------------------------------------------------------
Fredrick D. Arenstein     Treasurer, Compliance   Until death, resignation or    Vice President and Controller, ING
                          Officer                 removal; since formation       Clarion Capital; Formerly, Chief
(age 50)                                          June 2002                      Financial Officer, United States
                                                                                 Land Resources
-------------------------------------------------------------------------------------------------------------------
Stephen Baines            Vice President          Until death, resignation or    Chief Investment Officer, ING
                                                  removal; since formation       Clarion Capital; Formerly,
(age 42)                                          June 2002                      Founding Partner, James Howard, LP
-------------------------------------------------------------------------------------------------------------------
David N. Drinkwater       Vice President,         Until death, resignation or    Chief Operating Officer, ING
                          Secretary               removal; since November 2003   Clarion Capital; Formerly,
(age 38)                                                                         Founding Partner, D70 Consulting
                                                                                 Group LLC; Partner, Arthur
                                                                                 Andersen LLP
-------------------------------------------------------------------------------------------------------------------
Joanne M. Vitale          Vice President          Until death, resignation or    Director, ING Clarion Partners;
                                                  removal; since formation       Formerly, Senior Vice President,
(age 47)                                          June 2002                      ING Clarion Partners; Vice
                                                                                 President, ING Clarion Partners
-------------------------------------------------------------------------------------------------------------------

Additional information about the Trustees is available in the Fund's Statement of Additional Information dated October 31, 2003, which is available from the Fund at no charge by calling David Drinkwater at (212) 883-2568.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's President and Treasurer.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant has an "audit committee financial expert", as defined for purposes of Item 3 of Form N-CSR, serving on its audit committee. In making this determination, the board reviewed the educational background and professional experience of I. Trevor Rozowsky and designated him as its audit committee financial expert. Mr. Rozowsky is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants

Not applicable at this time.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(c) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(d) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust

By /s/ Daniel Heflin
   -------------------------------------
       Daniel Heflin, President

Date June 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Daniel Heflin
   -------------------------------------
       Daniel Heflin, President

Date June 9, 2004


By /s/ Fredrick Arenstein
   -------------------------------------
       Fredrick Arenstein, Treasurer

Date June 9, 2004